Average Annual Total Returns - Invesco PureBeta MSCI USA ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	MSCI USA Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI USA Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Sep. 22, 2017	31.28%	13.89%	30.76%	13.36%	18.82%	10.70%	31.64%	14.07%